Segment Financials	3 Months Ended
Mar. 31, 2015
Segment Financials [Abstract]
Segment Financials

Note 14. Segment Financials

The Company performed a strategic evaluation of its businesses in the third quarter of 2014. As a result of the evaluation the Company decided to discontinue its commercial lending operations, as described in Note 15, Discontinued Operations.  The shift from a traditional bank balance sheet led the Company to evaluate the remaining business structure.  Based on the continuing operations of the Company, it was determined that there would be four segments of the business; specialty finance, payments, corporate and discontinued operations.  Specialty finance includes commercial loan sales, Small Business Administration loans, leasing and security backed lines of credit and any deposits generated by those business lines.  Payments include prepaid cards, merchant payments and healthcare accounts.  Corporate includes our investment portfolio and corporate overhead and other non allocated expenses.  Investment income is allocated to the payments segment.  These operating segments reflect the way the Company views its current operations.

	For the three months ended March 31, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 10,688	$ 10	$ 9,019	$ -	$ 19,717
Interest allocation	-	9,019	(9,019)	-	-
Interest expense	1,212	1,790	200	-	3,203
Net interest income	9,476	7,239	(200)	-	16,514
Provision for loan and lease losses	665	-	-	-	665
Non-interest income	4,012	16,739	26	-	20,777
Non-interest expense	10,449	25,979	4,433	-	40,860
Income (loss) from continuing operations before taxes	2,374	(2,001)	(4,607)	-	(4,234)
Income taxes	-	-	(2,427)	-	(2,427)
Income (loss) from continuing operations	2,374	(2,001)	(2,180)	-	(1,807)
Income from discontinued operations	-	-	-	2,021	2,021
Net income (loss)	$ 2,374	$ (2,001)	$ (2,180)	$ 2,021	$ 214

	For the three months ended March 31, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 8,449	$ 15	$ 8,091	$ -	$ 16,555
Interest allocation	-	8,091	(8,091)	-	-
Interest expense	1,006	1,487	412	-	2,904
Net interest income	7,443	6,619	(412)	-	13,651
Provision for loan and lease losses	1,275	-	-	-	1,275
Non-interest income	6,902	16,762	15	-	23,678
Non-interest expense	9,971	17,893	3,341	-	31,205
Income (loss) from continuing operations before taxes	3,099	5,488	(3,738)	-	4,849
Income taxes	-	-	1,623	-	1,623
Income (loss) from continuing operations	3,099	5,488	(5,361)	-	3,226
Loss from discontinued operations	-	-	-	(1,599)	(1,599)
Net income (loss)	$ 3,099	$ 5,488	$ (5,361)	$ (1,599)	$ 1,627

March 31, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,113,693	$ 31,633	$ 2,860,549	$ 842,574	$ 4,848,449
Total liabilities	$ 1,213,905	$ 3,025,623	$ 286,867	$ -	$ 4,526,396

December 31, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,099,914	$ 30,503	$ 2,967,971	$ 887,929	$ 4,986,317
Total liabilities	$ 1,165,567	$ 3,198,129	$ 303,598	$ -	$ 4,667,294